Operating Expenses - Summary of Operating Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	€ (20,103)	€ (17,086)	€ (39,221)	€ (33,256)
Total amortization	(7,209)	(7,050)	(14,184)	(14,128)
Total Personnel costs	(100,595)	(89,546)	(192,782)	(167,876)
Total impairment	0	0	(99)	0
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(6,888)	(5,198)	(13,434)	(9,967)
Total amortization	(54)	(176)	(108)	(323)
Total Personnel costs	(56,147)	(51,909)	(109,265)	(95,227)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(10,658)	(8,520)	(20,783)	(16,486)
Total amortization	(6,827)	(6,693)	(13,578)	(13,406)
Total Personnel costs	(29,663)	(25,512)	(55,993)	(46,546)
Total impairment	0	0	(99)	0
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(2,557)	(3,368)	(5,004)	(6,803)
Total amortization	(328)	(181)	(498)	(399)
Total Personnel costs	€ (14,785)	€ (12,125)	€ (27,524)	€ (26,103)